UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01677

John Hancock Capital Series

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2023:

John Hancock Classic Value Fund

John Hancock U.S. Global Leaders Growth Fund

Semiannual report
John Hancock
Classic Value Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Classic Value Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
14	Financial highlights
20	Notes to financial statements
27	Statement regarding liquidity risk management
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Dow, Inc.	5.0
Citigroup, Inc.	4.5
Fresenius Medical Care AG & Company KGaA, ADR	4.3
Wells Fargo & Company	4.2
Lear Corp.	4.1
General Electric Company	4.0
Edison International	3.9
Capital One Financial Corp.	3.6
SS&C Technologies Holdings, Inc.	3.5
Cognizant Technology Solutions Corp., Class A	3.4
TOTAL	40.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

COUNTRY COMPOSITION AS OF 4/30/2023 (% of net assets)
United States	83.9
Canada	5.2
Germany	4.3
Bermuda	2.2
Ireland	2.2
United Kingdom	1.2
Switzerland	1.0
TOTAL	100.0
4	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,074.30	$5.86	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,070.40	9.70	1.89%
	Hypothetical example	1,000.00	1,015.40	9.44	1.89%
Class I	Actual expenses/actual returns	1,000.00	1,075.70	4.58	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class R2	Actual expenses/actual returns	1,000.00	1,073.80	6.53	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class R5	Actual expenses/actual returns	1,000.00	1,076.00	4.27	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class R6	Actual expenses/actual returns	1,000.00	1,076.30	4.07	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 98.6%		$1,520,665,068
(Cost $1,153,919,590)
Communication services 1.5%		23,188,280
Media 1.5%
Charter Communications, Inc., Class A (A)	62,892	23,188,280
Consumer discretionary 22.6%		349,164,290
Automobile components 6.0%
Lear Corp.	501,367	64,004,511
Magna International, Inc. (B)	553,912	28,892,050
Hotels, restaurants and leisure 3.3%
Booking Holdings, Inc. (A)	18,712	50,266,233
Household durables 5.2%
Mohawk Industries, Inc. (A)	327,302	34,661,282
Newell Brands, Inc.	3,816,773	46,373,792
Textiles, apparel and luxury goods 8.1%
Gildan Activewear, Inc. (B)	1,581,548	51,526,834
PVH Corp.	345,624	29,657,995
Skechers USA, Inc., Class A (A)	823,117	43,781,593
Energy 4.1%		64,020,207
Energy equipment and services 2.9%
Halliburton Company	654,600	21,438,150
NOV, Inc.	1,420,515	23,793,626
Oil, gas and consumable fuels 1.2%
Shell PLC, ADR	303,137	18,788,431
Financials 31.9%		491,747,363
Banks 13.6%
Bank of America Corp.	1,272,908	37,270,746
Citigroup, Inc.	1,471,375	69,257,621
JPMorgan Chase & Co.	276,539	38,228,751
Wells Fargo & Company	1,630,328	64,805,538
Capital markets 2.8%
The Goldman Sachs Group, Inc.	83,097	28,538,834
UBS Group AG	723,659	14,654,095
Consumer finance 3.6%
Capital One Financial Corp.	569,698	55,431,615
Financial services 4.8%
Equitable Holdings, Inc.	1,578,524	41,025,839
Voya Financial, Inc.	424,831	32,491,075
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	7

	Shares	Value
Financials (continued)
Insurance 7.1%
American International Group, Inc.	665,488	$35,297,484
Axis Capital Holdings, Ltd.	609,098	34,438,401
MetLife, Inc.	657,221	40,307,364
Health care 12.0%		184,381,099
Health care equipment and supplies 3.3%
GE HealthCare Technologies, Inc. (A)	206,800	16,821,112
Medtronic PLC	377,398	34,324,348
Health care providers and services 5.5%
Cardinal Health, Inc.	210,727	17,300,687
Fresenius Medical Care AG & Company KGaA, ADR	2,737,950	66,313,149
Pharmaceuticals 3.2%
Bristol-Myers Squibb Company	552,313	36,877,939
Pfizer, Inc.	327,690	12,743,864
Industrials 10.3%		159,660,236
Industrial conglomerates 4.0%
General Electric Company	619,103	61,272,624
Machinery 2.8%
Wabtec Corp.	452,651	44,210,423
Professional services 3.5%
SS&C Technologies Holdings, Inc.	925,473	54,177,189
Information technology 7.3%		112,493,552
Electronic equipment, instruments and components 1.9%
TE Connectivity, Ltd.	243,134	29,752,308
IT services 5.4%
Amdocs, Ltd.	339,598	30,988,318
Cognizant Technology Solutions Corp., Class A	866,738	51,752,926
Materials 5.0%		76,553,311
Chemicals 5.0%
Dow, Inc.	1,407,230	76,553,311
Utilities 3.9%		59,456,730
Electric utilities 3.9%
Edison International	807,836	59,456,730

8	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.6%			$23,960,343
(Cost $23,956,569)
Short-term funds 1.6%			23,960,343
John Hancock Collateral Trust (C)	4.9058(D)	1,019,911	10,196,152
State Street Institutional Treasury Money Market Fund, Premier Class	4.6703(D)	13,764,191	13,764,191

Total investments (Cost $1,177,876,159) 100.2%	$1,544,625,411
Other assets and liabilities, net (0.2%)	(2,701,385)
Total net assets 100.0%	$1,541,924,026

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $1,225,588,610. Net unrealized appreciation aggregated to $319,036,801, of which $370,116,395 related to gross unrealized appreciation and $51,079,594 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,167,683,781) including $9,963,207 of securities loaned	$1,534,429,259
Affiliated investments, at value (Cost $10,192,378)	10,196,152
Total investments, at value (Cost $1,177,876,159)	1,544,625,411
Dividends and interest receivable	2,594,045
Receivable for fund shares sold	2,196,214
Receivable for investments sold	4,894,802
Receivable for securities lending income	4,078
Other assets	291,565
Total assets	1,554,606,115
Liabilities
Payable for investments purchased	102,491
Payable for fund shares repurchased	973,075
Payable upon return of securities loaned	10,181,327
Payable to affiliates
Investment management fees	890,539
Accounting and legal services fees	83,177
Transfer agent fees	128,909
Distribution and service fees	71,451
Trustees’ fees	2,789
Other liabilities and accrued expenses	248,331
Total liabilities	12,682,089
Net assets	$1,541,924,026
Net assets consist of
Paid-in capital	$1,149,326,803
Total distributable earnings (loss)	392,597,223
Net assets	$1,541,924,026

10	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($327,823,001 ÷ 9,849,399 shares)[1]	$33.28
Class C ($5,353,433 ÷ 164,476 shares)[1]	$32.55
Class I ($1,087,269,294 ÷ 32,583,480 shares)	$33.37
Class R2 ($2,307,310 ÷ 69,435 shares)	$33.23
Class R5 ($208,029 ÷ 6,227 shares)	$33.41
Class R6 ($118,962,959 ÷ 3,560,322 shares)	$33.41
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$20,363,459
Interest	388,929
Securities lending	11,967
Less foreign taxes withheld	(145,721)
Total investment income	20,618,634
Expenses
Investment management fees	5,965,733
Distribution and service fees	451,827
Accounting and legal services fees	153,869
Transfer agent fees	902,449
Trustees’ fees	22,904
Custodian fees	87,800
State registration fees	69,549
Printing and postage	105,047
Professional fees	72,165
Other	108,898
Total expenses	7,940,241
Less expense reductions	(60,393)
Net expenses	7,879,848
Net investment income	12,738,786
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	67,581,952
Affiliated investments	11,393
67,593,345
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	52,160,511
Affiliated investments	3,774
52,164,285
Net realized and unrealized gain	119,757,630
Increase in net assets from operations	$132,496,416
12	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$12,738,786	$33,847,027
Net realized gain	67,593,345	284,899,919
Change in net unrealized appreciation (depreciation)	52,164,285	(500,441,788)
Increase (decrease) in net assets resulting from operations	132,496,416	(181,694,842)
Distributions to shareholders
From earnings
Class A	(54,064,048)	(2,438,172)
Class C	(943,536)	—
Class I	(213,626,082)	(20,948,946)
Class R2	(354,523)	(12,411)
Class R5	(30,934)	(1,644)
Class R6	(20,227,850)	(1,466,879)
Total distributions	(289,246,973)	(24,868,052)
From fund share transactions	(117,495,797)	(1,111,371,318)
Total decrease	(274,246,354)	(1,317,934,212)
Net assets
Beginning of period	1,816,170,380	3,134,104,592
End of period	$1,541,924,026	$1,816,170,380
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$37.10	$40.19	$23.99	$31.31	$31.52	$32.32
Net investment income[2]	0.22	0.41	0.25	0.35	0.61	0.46
Net realized and unrealized gain (loss) on investments	1.95	(3.27)	16.35	(6.18)	(0.15)	(0.94)
Total from investment operations	2.17	(2.86)	16.60	(5.83)	0.46	(0.48)
Less distributions
From net investment income	(0.60)	(0.23)	(0.40)	(0.78)	(0.39)	(0.32)
From net realized gain	(5.39)	—	—	(0.71)	(0.28)	—
Total distributions	(5.99)	(0.23)	(0.40)	(1.49)	(0.67)	(0.32)
Net asset value, end of period	$33.28	$37.10	$40.19	$23.99	$31.31	$31.52
Total return (%)[3,4]	7.43[5]	(7.13)	69.72	(19.83)	1.67	(1.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$328	$346	$416	$249	$334	$348
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.13	1.15	1.19	1.18	1.17
Expenses including reductions	1.14[6]	1.13	1.14	1.18	1.17	1.16
Net investment income	1.32[6]	1.07	0.68	1.36	2.00	1.37
Portfolio turnover (%)	11	18	25	35	35	28

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$36.24	$39.32	$23.50	$30.72	$30.89	$31.69
Net investment income (loss)[2]	0.10	0.12	(0.02)	0.18	0.39	0.26
Net realized and unrealized gain (loss) on investments	1.91	(3.20)	16.06	(6.14)	(0.14)	(0.97)
Total from investment operations	2.01	(3.08)	16.04	(5.96)	0.25	(0.71)
Less distributions
From net investment income	(0.31)	—	(0.22)	(0.55)	(0.14)	(0.09)
From net realized gain	(5.39)	—	—	(0.71)	(0.28)	—
Total distributions	(5.70)	—	(0.22)	(1.26)	(0.42)	(0.09)
Net asset value, end of period	$32.55	$36.24	$39.32	$23.50	$30.72	$30.89
Total return (%)[3,4]	7.04[5]	(7.83)	68.52	(20.47)	0.92	(2.25)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$8	$9	$20	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[6]	1.88	1.90	1.94	1.93	1.92
Expenses including reductions	1.89[6]	1.88	1.89	1.93	1.92	1.91
Net investment income (loss)	0.58[6]	0.32	(0.05)	0.67	1.31	0.76
Portfolio turnover (%)	11	18	25	35	35	28

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	15

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$37.24	$40.34	$24.06	$31.40	$31.62	$32.42
Net investment income[2]	0.27	0.51	0.34	0.43	0.69	0.55
Net realized and unrealized gain (loss) on investments	1.95	(3.28)	16.41	(6.20)	(0.16)	(0.95)
Total from investment operations	2.22	(2.77)	16.75	(5.77)	0.53	(0.40)
Less distributions
From net investment income	(0.70)	(0.33)	(0.47)	(0.86)	(0.47)	(0.40)
From net realized gain	(5.39)	—	—	(0.71)	(0.28)	—
Total distributions	(6.09)	(0.33)	(0.47)	(1.57)	(0.75)	(0.40)
Net asset value, end of period	$33.37	$37.24	$40.34	$24.06	$31.40	$31.62
Total return (%)[3]	7.57[4]	(6.90)	70.19	(19.65)	1.93	(1.29)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,087	$1,335	$2,545	$886	$1,429	$1,518
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.88	0.90	0.94	0.94	0.93
Expenses including reductions	0.89[5]	0.88	0.89	0.93	0.93	0.92
Net investment income	1.56[5]	1.31	0.92	1.66	2.24	1.62
Portfolio turnover (%)	11	18	25	35	35	28

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$37.01	$40.10	$23.93	$31.23	$31.44	$32.24
Net investment income[2]	0.20	0.36	0.20	0.35	0.47	0.40
Net realized and unrealized gain (loss) on investments	1.95	(3.27)	16.34	(6.20)	(0.06)	(0.92)
Total from investment operations	2.15	(2.91)	16.54	(5.85)	0.41	(0.52)
Less distributions
From net investment income	(0.54)	(0.18)	(0.37)	(0.74)	(0.34)	(0.28)
From net realized gain	(5.39)	—	—	(0.71)	(0.28)	—
Total distributions	(5.93)	(0.18)	(0.37)	(1.45)	(0.62)	(0.28)
Net asset value, end of period	$33.23	$37.01	$40.10	$23.93	$31.23	$31.44
Total return (%)[3]	7.38[4]	(7.27)	69.57	(19.93)	1.50	(1.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$2	$—[5]	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.26	1.28	1.32	1.30	1.32
Expenses including reductions	1.27[6]	1.25	1.27	1.31	1.29	1.31
Net investment income	1.17[6]	0.94	0.56	1.39	1.50	1.21
Portfolio turnover (%)	11	18	25	35	35	28

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	17

CLASS R5 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$37.29	$40.39	$24.09	$31.42	$31.65	$32.44
Net investment income[2]	0.27	0.52	0.36	0.49	0.66	0.57
Net realized and unrealized gain (loss) on investments	1.95	(3.27)	16.42	(6.24)	(0.12)	(0.94)
Total from investment operations	2.22	(2.75)	16.78	(5.75)	0.54	(0.37)
Less distributions
From net investment income	(0.71)	(0.35)	(0.48)	(0.87)	(0.49)	(0.42)
From net realized gain	(5.39)	—	—	(0.71)	(0.28)	—
Total distributions	(6.10)	(0.35)	(0.48)	(1.58)	(0.77)	(0.42)
Net asset value, end of period	$33.41	$37.29	$40.39	$24.09	$31.42	$31.65
Total return (%)[3]	7.60[4]	(6.85)	70.30	(19.56)	1.97	(1.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.83	0.85	0.87	0.88	0.87
Expenses including reductions	0.83[6]	0.82	0.84	0.86	0.87	0.87
Net investment income	1.61[6]	1.34	0.97	1.81	2.17	1.68
Portfolio turnover (%)	11	18	25	35	35	28

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$37.30	$40.41	$24.09	$31.43	$31.67	$32.46
Net investment income[2]	0.29	0.55	0.38	0.46	0.72	0.57
Net realized and unrealized gain (loss) on investments	1.94	(3.29)	16.43	(6.20)	(0.17)	(0.93)
Total from investment operations	2.23	(2.74)	16.81	(5.74)	0.55	(0.36)
Less distributions
From net investment income	(0.73)	(0.37)	(0.49)	(0.89)	(0.51)	(0.43)
From net realized gain	(5.39)	—	—	(0.71)	(0.28)	—
Total distributions	(6.12)	(0.37)	(0.49)	(1.60)	(0.79)	(0.43)
Net asset value, end of period	$33.41	$37.30	$40.41	$24.09	$31.43	$31.67
Total return (%)[3]	7.63[4]	(6.83)	70.41	(19.55)	1.99	(1.17)
Ratios and supplemental data
Net assets, end of period (in millions)	$119	$126	$163	$253	$360	$384
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.78	0.80	0.83	0.83	0.82
Expenses including reductions	0.79[5]	0.77	0.79	0.82	0.82	0.81
Net investment income	1.67[5]	1.42	1.08	1.76	2.36	1.71
Portfolio turnover (%)	11	18	25	35	35	28

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
20	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $9,963,207 and received $10,181,327 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	21

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2023 were $5,267.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
22	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.710% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.700% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.690% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,988
Class C	216
Class I	43,833
Class R2	82
Class	Expense reduction
Class R5	$7
Class R6	4,267
Total	$60,393

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	23

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R5	—	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $35,415 for the six months ended April 30, 2023. Of this amount, $6,030 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $29,385 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $2 and $300 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$416,183	$191,338
Class C	30,056	3,453
Class I	—	701,545
Class R2	5,542	115
Class R5	46	10
Class R6	—	5,988
Total	$451,827	$902,449
24	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$57,840,000	10	4.095%	($65,800)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	453,335	$15,126,722	2,118,340	$82,117,373
Distributions reinvested	1,678,901	50,870,710	59,621	2,304,966
Repurchased	(1,611,284)	(53,531,978)	(3,197,654)	(122,911,844)
Net increase (decrease)	520,952	$12,465,454	(1,019,693)	$(38,489,505)
Class C shares
Sold	16,825	$552,939	44,521	$1,732,946
Distributions reinvested	28,421	844,401	—	—
Repurchased	(61,068)	(2,078,610)	(67,383)	(2,582,490)
Net decrease	(15,822)	$(681,270)	(22,862)	$(849,544)
Class I shares
Sold	4,213,823	$144,356,473	11,409,844	$452,041,877
Distributions reinvested	6,811,886	206,740,734	528,953	20,481,044
Repurchased	(14,289,011)	(485,098,344)	(39,169,247)	(1,519,699,928)
Net decrease	(3,263,302)	$(134,001,137)	(27,230,450)	$(1,047,177,007)
Class R2 shares
Sold	1,788	$59,443	6,863	$258,070
Distributions reinvested	11,435	346,032	303	11,694
Repurchased	(4,979)	(170,212)	(13,276)	(505,727)
Net increase (decrease)	8,244	$235,263	(6,110)	$(235,963)
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	25

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	238	$8,260	3,622	$142,326
Distributions reinvested	1,018	30,934	42	1,644
Repurchased	(27)	(869)	(133)	(5,431)
Net increase	1,229	$38,325	3,531	$138,539
Class R6 shares
Sold	358,589	$12,076,322	416,114	$16,580,094
Distributions reinvested	663,391	20,153,804	37,698	1,460,808
Repurchased	(843,937)	(27,782,558)	(1,100,750)	(42,798,740)
Net increase (decrease)	178,043	$4,447,568	(646,938)	$(24,757,838)
Total net decrease	(2,570,656)	$(117,495,797)	(28,922,522)	$(1,111,371,318)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $175,827,005 and $586,050,553, respectively, for the six months ended April 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,019,911	—	$99,434,786	$(89,253,801)	$11,393	$3,774	$11,967	—	$10,196,152

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
26	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Classic Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pzena Investment Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	27

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
28	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pzena Investment Management, LLC
Portfolio Managers
John J. Flynn
Richard S. Pzena
Benjamin S. Silver, CFA, CPA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879744	38SA 4/23
6/2023

Semiannual report
John Hancock
U.S. Global Leaders Growth Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Global Leaders Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
11	Financial highlights
16	Notes to financial statements
23	Statement regarding liquidity risk management
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Amazon.com, Inc.	5.7
Microsoft Corp.	5.4
Visa, Inc., Class A	5.1
Alphabet, Inc., Class C	4.2
S&P Global, Inc.	4.0
UnitedHealth Group, Inc.	4.0
Workday, Inc., Class A	3.8
Ecolab, Inc.	3.8
Intuit, Inc.	3.7
Yum! Brands, Inc.	3.6
TOTAL	43.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,094.60	$5.92	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,090.70	9.80	1.89%
	Hypothetical example	1,000.00	1,015.40	9.44	1.89%
Class I	Actual expenses/actual returns	1,000.00	1,096.20	4.63	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class R2	Actual expenses/actual returns	1,000.00	1,094.40	6.44	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Class R6	Actual expenses/actual returns	1,000.00	1,096.60	4.05	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	5

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 98.5%		$2,226,784,520
(Cost $1,542,914,701)
Communication services 6.6%		148,477,444
Entertainment 2.4%
Netflix, Inc. (A)	166,136	54,813,250
Interactive media and services 4.2%
Alphabet, Inc., Class C (A)	865,498	93,664,194
Consumer discretionary 12.6%		283,470,751
Broadline retail 5.7%
Amazon.com, Inc. (A)	1,219,893	128,637,717
Hotels, restaurants and leisure 6.9%
Starbucks Corp.	642,661	73,449,726
Yum! Brands, Inc.	578,911	81,383,308
Consumer staples 2.9%		64,964,184
Consumer staples distribution and retail 2.9%
Dollar General Corp.	293,345	64,964,184
Financials 21.2%		480,101,468
Capital markets 7.5%
MSCI, Inc.	163,560	78,909,522
S&P Global, Inc.	249,889	90,604,754
Consumer finance 2.6%
American Express Company	361,794	58,371,844
Financial services 7.7%
FleetCor Technologies, Inc. (A)	269,737	57,702,139
Visa, Inc., Class A	499,543	116,258,642
Insurance 3.4%
Aon PLC, Class A	240,650	78,254,567
Health care 19.3%		436,902,822
Biotechnology 2.9%
Regeneron Pharmaceuticals, Inc. (A)	82,990	66,540,552
Health care equipment and supplies 3.0%
Intuitive Surgical, Inc. (A)	228,089	68,704,969
Health care providers and services 4.0%
UnitedHealth Group, Inc.	183,147	90,124,807
Life sciences tools and services 9.4%
Danaher Corp.	326,683	77,394,470
IQVIA Holdings, Inc. (A)	295,308	55,585,825
Thermo Fisher Scientific, Inc.	141,561	78,552,199
6	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 23.4%		$528,967,055
Software 23.4%
Adobe, Inc. (A)	120,008	45,310,220
Autodesk, Inc. (A)	326,525	63,603,805
Intuit, Inc.	185,410	82,312,770
Microsoft Corp.	398,247	122,365,373
Salesforce, Inc. (A)	363,268	72,061,473
ServiceNow, Inc. (A)	124,594	57,240,975
Workday, Inc., Class A (A)	462,407	86,072,439
Materials 9.0%		204,080,389
Chemicals 6.3%
Ecolab, Inc.	503,517	84,510,293
The Sherwin-Williams Company	240,693	57,174,215
Containers and packaging 2.7%
Ball Corp.	1,173,296	62,395,881
Real estate 3.5%		79,820,407
Specialized REITs 3.5%
Equinix, Inc.	110,237	79,820,407

	Yield (%)	Shares	Value
Short-term investments 1.6%			$34,969,981
(Cost $34,969,981)
Short-term funds 1.6%			34,969,981
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.7429(B)	34,969,981	34,969,981

Total investments (Cost $1,577,884,682) 100.1%	$2,261,754,501
Other assets and liabilities, net (0.1%)	(1,533,676)
Total net assets 100.0%	$2,260,220,825

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $1,585,458,325. Net unrealized appreciation aggregated to $676,296,176, of which $716,675,068 related to gross unrealized appreciation and $40,378,892 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,577,884,682)	$2,261,754,501
Dividends and interest receivable	879,384
Receivable for fund shares sold	2,351,462
Other assets	297,587
Total assets	2,265,282,934
Liabilities
Payable for investments purchased	80,141
Payable for fund shares repurchased	2,933,648
Payable to affiliates
Investment management fees	1,345,799
Accounting and legal services fees	133,328
Transfer agent fees	176,681
Distribution and service fees	192,532
Trustees’ fees	1,646
Other liabilities and accrued expenses	198,334
Total liabilities	5,062,109
Net assets	$2,260,220,825
Net assets consist of
Paid-in capital	$1,687,901,552
Total distributable earnings (loss)	572,319,273
Net assets	$2,260,220,825

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($808,916,850 ÷ 15,198,193 shares)[1]	$53.22
Class C ($31,935,253 ÷ 810,009 shares)[1]	$39.43
Class I ($1,061,355,656 ÷ 17,778,616 shares)	$59.70
Class R2 ($1,557,866 ÷ 27,371 shares)	$56.92
Class R6 ($356,455,200 ÷ 5,890,594 shares)	$60.51
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$56.02

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
8	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$7,466,718
Interest	665,058
Securities lending	2,328
Total investment income	8,134,104
Expenses
Investment management fees	7,946,445
Distribution and service fees	1,144,759
Accounting and legal services fees	214,078
Transfer agent fees	1,084,834
Trustees’ fees	27,501
Custodian fees	125,465
State registration fees	65,070
Printing and postage	83,482
Professional fees	59,845
Other	37,857
Total expenses	10,789,336
Less expense reductions	(79,034)
Net expenses	10,710,302
Net investment loss	(2,576,198)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(69,983,555)
Affiliated investments	1,166
(69,982,389)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	276,659,345
276,659,345
Net realized and unrealized gain	206,676,956
Increase in net assets from operations	$204,100,758
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	9

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment loss	$(2,576,198)	$(10,433,037)
Net realized loss	(69,982,389)	(29,569,831)
Change in net unrealized appreciation (depreciation)	276,659,345	(856,559,683)
Increase (decrease) in net assets resulting from operations	204,100,758	(896,562,551)
Distributions to shareholders
From earnings
Class A	—	(95,750,763)
Class C	—	(7,666,046)
Class I	—	(74,374,728)
Class R2	—	(174,297)
Class R6	—	(35,337,999)
Total distributions	—	(213,303,833)
From fund share transactions	(123,700,634)	462,297,176
Total increase (decrease)	80,400,124	(647,569,208)
Net assets
Beginning of period	2,179,820,701	2,827,389,909
End of period	$2,260,220,825	$2,179,820,701
10	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$48.62	$76.20	$62.60	$51.76	$49.26	$47.15
Net investment loss[2]	(0.10)	(0.33)	(0.39)	(0.22)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	4.70	(21.23)	21.14	14.56	8.18	5.51
Total from investment operations	4.60	(21.56)	20.75	14.34	8.13	5.44
Less distributions
From net realized gain	—	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)
Net asset value, end of period	$53.22	$48.62	$76.20	$62.60	$51.76	$49.26
Total return (%)[3,4]	9.46[5]	(30.48)	35.67	29.28	18.96	12.11
Ratios and supplemental data
Net assets, end of period (in millions)	$809	$775	$1,217	$921	$707	$612
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.14	1.13	1.16	1.16	1.16
Expenses including reductions	1.14[6]	1.13	1.13	1.15	1.15	1.15
Net investment loss	(0.40)[6]	(0.59)	(0.57)	(0.40)	(0.11)	(0.14)
Portfolio turnover (%)	12	31	32	50	32	42

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	11

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$36.15	$58.66	$50.00	$42.31	$41.59	$40.59
Net investment loss[2]	(0.21)	(0.59)	(0.70)	(0.51)	(0.34)	(0.37)
Net realized and unrealized gain (loss) on investments	3.49	(15.90)	16.51	11.70	6.69	4.70
Total from investment operations	3.28	(16.49)	15.81	11.19	6.35	4.33
Less distributions
From net realized gain	—	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)
Net asset value, end of period	$39.43	$36.15	$58.66	$50.00	$42.31	$41.59
Total return (%)[3,4]	9.07[5]	(31.00)	34.66	28.30	18.07	11.28
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$34	$79	$82	$69	$70
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.89	1.88	1.91	1.91	1.91
Expenses including reductions	1.89[6]	1.88	1.88	1.90	1.90	1.90
Net investment loss	(1.14)[6]	(1.34)	(1.32)	(1.15)	(0.85)	(0.91)
Portfolio turnover (%)	12	31	32	50	32	42

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$54.46	$84.41	$68.49	$56.19	$52.86	$50.25
Net investment income (loss)[2]	(0.04)	(0.20)	(0.25)	(0.09)	0.09	0.05
Net realized and unrealized gain (loss) on investments	5.28	(23.73)	23.32	15.89	8.87	5.89
Total from investment operations	5.24	(23.93)	23.07	15.80	8.96	5.94
Less distributions
From net realized gain	—	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)
Net asset value, end of period	$59.70	$54.46	$84.41	$68.49	$56.19	$52.86
Total return (%)[3]	9.62[4]	(30.31)	36.01	29.58	19.26	12.37
Ratios and supplemental data
Net assets, end of period (in millions)	$1,061	$1,037	$1,027	$662	$572	$694
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.88	0.91	0.92	0.92
Expenses including reductions	0.89[5]	0.88	0.88	0.90	0.91	0.91
Net investment income (loss)	(0.15)[5]	(0.32)	(0.32)	(0.15)	0.17	0.09
Portfolio turnover (%)	12	31	32	50	32	42

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	13

CLASS R2 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$52.01	$81.16	$66.33	$54.71	$51.80	$49.48
Net investment loss[2]	(0.13)	(0.43)	(0.50)	(0.31)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	5.04	(22.70)	22.48	15.43	8.66	5.79
Total from investment operations	4.91	(23.13)	21.98	15.12	8.54	5.65
Less distributions
From net realized gain	—	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)
Net asset value, end of period	$56.92	$52.01	$81.16	$66.33	$54.71	$51.80
Total return (%)[3]	9.44[4]	(30.56)	35.50	29.11	18.81	11.95
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$2	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[5]	1.24	1.25	1.28	1.29	1.30
Expenses including reductions	1.24[5]	1.23	1.24	1.27	1.28	1.29
Net investment loss	(0.50)[5]	(0.70)	(0.68)	(0.53)	(0.23)	(0.28)
Portfolio turnover (%)	12	31	32	50	32	42

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$55.18	$85.35	$69.12	$56.61	$53.17	$50.47
Net investment income (loss)[2]	(0.01)	(0.15)	(0.17)	(0.03)	0.13	0.11
Net realized and unrealized gain (loss) on investments	5.34	(24.00)	23.55	16.04	8.94	5.92
Total from investment operations	5.33	(24.15)	23.38	16.01	9.07	6.03
Less distributions
From net realized gain	—	(6.02)	(7.15)	(3.50)	(5.63)	(3.33)
Net asset value, end of period	$60.51	$55.18	$85.35	$69.12	$56.61	$53.17
Total return (%)[3]	9.66[4]	(30.23)	36.14	29.74	19.37	12.50
Ratios and supplemental data
Net assets, end of period (in millions)	$356	$332	$501	$353	$199	$143
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.78	0.78	0.80	0.81	0.81
Expenses including reductions	0.78[5]	0.77	0.77	0.79	0.80	0.80
Net investment income (loss)	(0.04)[5]	(0.23)	(0.22)	(0.06)	0.24	0.21
Portfolio turnover (%)	12	31	32	50	32	42

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
16	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2023, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	17

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $5,362.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $23,247,166 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
18	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.730% of the next $500 million of the fund’s average daily net assets; (c) 0.710% of the next $1 billion of the fund’s average daily net assets; (d) 0.700% of the next $3 billion of the fund’s average daily net assets; and (e) 0.650% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$28,089
Class C	1,179
Class I	37,470
Class	Expense reduction
Class R2	$52
Class R6	12,244
Total	$79,034

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	19

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $131,902 for the six months ended April 30, 2023. Of this amount, $21,964 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $109,938 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $587 and $796 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$977,152	$449,257
Class C	164,296	18,886
Class I	—	599,353
Class R2	3,311	74
Class R6	—	17,264
Total	$1,144,759	$1,084,834
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
20	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	574,907	$29,025,814	1,362,617	$78,622,809
Distributions reinvested	—	—	1,370,191	92,076,866
Repurchased	(1,321,749)	(66,727,269)	(2,765,251)	(155,995,173)
Net increase (decrease)	(746,842)	$(37,701,455)	(32,443)	$14,704,502
Class C shares
Sold	38,123	$1,433,723	99,093	$4,440,724
Distributions reinvested	—	—	146,090	7,348,338
Repurchased	(182,089)	(6,848,267)	(646,311)	(28,564,307)
Net decrease	(143,966)	$(5,414,544)	(401,128)	$(16,775,245)
Class I shares
Sold	2,030,766	$114,974,384	10,791,716	$670,984,487
Distributions reinvested	—	—	959,820	72,101,700
Repurchased	(3,290,346)	(188,336,098)	(4,878,878)	(294,832,431)
Net increase (decrease)	(1,259,580)	$(73,361,714)	6,872,658	$448,253,756
Class R2 shares
Sold	699	$37,553	3,975	$243,971
Distributions reinvested	—	—	2,161	155,504
Repurchased	(443)	(23,899)	(7,966)	(491,575)
Net increase (decrease)	256	$13,654	(1,830)	$(92,100)
Class R6 shares
Sold	592,978	$34,012,313	1,190,877	$77,083,838
Distributions reinvested	—	—	464,157	35,289,864
Repurchased	(717,917)	(41,248,888)	(1,512,773)	(96,167,439)
Net increase (decrease)	(124,939)	$(7,236,575)	142,261	$16,206,263
Total net increase (decrease)	(2,275,071)	$(123,700,634)	6,579,518	$462,297,176
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $271,171,537 and $399,505,041, respectively, for the six months ended April 30, 2023.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$20,886,105	$(20,887,271)	$1,166	—	$2,328	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
22	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Global Leaders Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Sustainable Growth Advisers, LP (SGA) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	23

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
24	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Sustainable Growth Advisers, LP (SGA)
Portfolio Managers
Hrishikesh Gupta
Kishore Rao
Robert L. Rohn
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879876	26SA 4/23
6/2023

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
--------------------------
Andrew Arnott
President
Date:	June 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
---------------------------
Andrew Arnott
President
Date:	June 1, 2023
By:	/s/ Charles A. Rizzo
-----------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 1, 2023